NOTE 10 - RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
NOTE 10 - RELATED PARTY TRANSACTIONS

NOTE 9 - RELATED PARTY TRANSACTIONS

Loans from Related Parties

The Company has a loan from our Founder with a balance of $426,499 at September 30, 2021 (December 31, 2020: $500,915). The loan is non-interest bearing and repayable on demand. During the nine months ended September 30, 2021, the Company issued the single authorized share of the Special 2019 Series A Preferred Stock to the Founder in satisfaction of $60,000 and a single share of Series B Preferred stock to the Founder in satisfaction of $6,000 of the  amount owed to the Founder.

	September 30,	December 31,
	2021	2020
	$500,915	$518,955
Effects of currency translation	(8,416)	—
Loan Payable	492,499	518,955
Less: settlement	(66,000)	(18,040)
	$426,499	$500,915

During the fourth quarter of 2020, the Company received two loans from minority shareholders totaling $297,006. The loan of $245,234 was non-interest bearing and due for repayment on January 31, 2021. The loan of $51,772 carried an original interest rate of 20% and was due for repayment on December 31, 2020. In the nine months ended September 30, 2021 the Company repaid all outstanding loans from its minority shareholders as follows:

	September 30,	December 31,
	2021	2020
	$51,772	$51,772
	245,234	245,234
Effects of currency translation	6,062	—
Loan Payable	303,068	297,006

Less: repayments	(303,068)	—
	$—	$297,006

During the nine months ended September 30, 2021 and 2020, the Company received $0 and $158,771, respectively, in proceeds from related party loans and made repayments of $303,068 and $18,040, respectively.

NOTE 10 - RELATED PARTY TRANSACTIONS

Loans Payable - Related Parties

The Company has a loan from our Founder of $500,915 (2019: $518,955). The loan is non-interest bearing and is repayable on demand. During the years ended December 31, 2020 and 2019, the Company received loan proceeds of $297,006 and $0, respectively, and made repayments of $18,040 and $0, respectively.

The Company also received two loans from minority shareholders during 2020 totaling $297,006 (2019: $0). The loan of $245,234 is non-interest bearing and matured on January 31, 2021. The loan of $51,772 carries an interest rate of 20% and matured on December 31, 2020. Once matured, both loans are repayable on demand.